Segment, Geographic, and Customer Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Summarized Income Statement Amounts by Segment
The following table presents the summarized income statement amounts by segment:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Total net sales:
North America	$709,521	$513,829	$1,414,122	$1,020,846
Europe	128,405	102,161	254,027	203,388
Total	$837,926	$615,990	$1,668,149	$1,224,234
Operating income:
North America	$74,052	$49,688	$148,626	$105,899
Europe	14,013	7,847	24,410	14,550
Total reportable segment operating income	$88,065	$57,535	$173,036	$120,449
Corporate and other	(21,290)	(15,581)	(52,076)	(36,502)
Total operating income	$66,775	$41,954	$120,960	$83,947
Other expense:
Interest expense	$7,512	$4,737	$13,234	$9,461
Other expense (income), net	3,548	(8,173)	4,356	(8,393)
Income before taxes	$55,715	$45,390	$103,370	$82,879
Depreciation and amortization:
North America	$21,760	$14,829	$42,944	$29,641
Europe	5,677	5,073	11,349	10,194
Corporate	298	79	575	140
Total	$27,735	$19,981	$54,868	$39,975

The following table presents the summarized income statement amounts by segment:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Total net sales:
North America	$2,123,997	$1,921,444	$1,657,192
Europe	418,066	367,994	368,559
Total	$2,542,063	$2,289,438	$2,025,751
Operating income:
North America	$215,155	$178,960	$137,807
Europe	20,879	23,735	27,873
Total reportable segment operating income	236,034	202,695	165,680
Related party license income	—	36,034	42,680
Corporate and other	(78,602)	(58,476)	(32,666)
Total operating income	$157,432	$180,253	$175,694
Other expense:
Interest expense	18,027	9,924	9,149
Other (income) expense, net	(3,829)	957	122
Income from continuing operations before tax	$143,234	$169,372	$166,423
Depreciation and amortization:
North America	$59,717	$54,499	$47,826
Europe	21,628	19,855	20,164
Corporate	560	—	—
Total	$81,905	$74,354	$67,990

Sales Amounts by Product Categories
The following tables present sales amounts by product categories:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$627,716	$549,727	$452,834
Coffee creamers and beverages	913,517	818,880	692,136
Premium dairy	582,764	552,837	512,222
North America net sales	2,123,997	1,921,444	1,657,192
Europe
Plant-based food and beverages	418,066	367,994	368,559
Total net sales	$2,542,063	$2,289,438	$2,025,751

Summarized Balance Sheet Amounts by Segment
The following tables present assets, long-lived assets, and capital expenditures by segment:

	June 30, 2014	December 31, 2013
	(In thousands)
Assets:
North America	$2,366,745	$1,588,104
Europe	604,512	563,026
Corporate	140,627	132,054
Total	$3,111,884	$2,283,184
Long-lived Assets:
North America	$2,066,554	$1,353,037
Europe	455,092	446,093
Corporate	77,542	27,833
Total	$2,599,188	$1,826,963

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Capital expenditures:
North America	$87,670	$25,936	$125,950	$43,210
Europe	13,260	4,180	21,247	7,334
Corporate	898	2,171	1,658	2,477
Total	$101,828	$32,287	$148,855	$53,021

The following tables present assets, long-lived assets, and capital expenditures by segment:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Assets:
North America	$1,588,104	$1,549,030	$1,476,124
Europe	563,026	577,599	594,382
Corporate	132,054	41,382	34,282
Assets held for sale	—	—	3,897
Total	$2,283,184	$2,168,011	$2,108,685
Long-lived Assets:
North America	$1,353,037	$1,323,108	$1,291,083
Europe	446,093	444,539	443,598
Corporate	27,833	17,543	235
Total	$1,826,963	$1,785,190	$1,734,916

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Capital expenditures:
North America	$128,877	$92,418	$113,673
Europe	20,732	11,737	13,082
Corporate	5,869	—	—
Total	$155,478	$104,155	$126,755

Summarized Balance Sheet Amounts by Segment
The following tables present sales amounts by product categories:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$175,661	$154,789	$347,160	$305,850
Coffee creamers and beverages	228,055	218,116	461,221	432,148
Premium dairy	152,745	140,924	306,590	282,848
Organic greens and produce	153,060	—	299,151	—
North America net sales	709,521	513,829	1,414,122	1,020,846
Europe
Plant-based food and beverages	128,405	102,161	254,027	203,388
Total net sales	$837,926	$615,990	$1,668,149	$1,224,234